Offsets	Jul. 29, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	GMF Leasing LLC
Form or Filing Type	SF-3
File Number	333-285619
Initial Filing Date	May 14, 2025
Fee Offset Claimed	$ 7,871.70
Security Type Associated with Fee Offset Claimed	Asset-Backed Securities
Security Title Associated with Fee Offset Claimed	Class C Asset-Backed Notes, Series GMALT 2026-2
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 57,000,000.00
Termination / Withdrawal Statement	The Registrant has completed the offering related to the unsold securities for which a filing fee of $7,871.70 was previously paid on April 29, 2026.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	GMF Leasing LLC
Form or Filing Type	SF-3
File Number	333-285619
Filing Date	Apr. 29, 2026
Fee Paid with Fee Offset Source	$ 7,871.70